Equity (Tables)	12 Months Ended
Dec. 31, 2022
Equity [abstract]
Summary of Class A Common Shares and Class B Subordinate Voting Shares Issued and Outstanding	Class A Common Shares and Class B Subordinate Voting Shares Issued and Outstanding

Shares (in 000’s)	Class A Common Shares	Class B Subordinate Voting Shares
As at January 1, 2021	7,765	523,381
Shares issued on options exercised (c)	—	3,067
As at December 31, 2021	7,765	526,448
Shares issued on options exercised (c)	—	10,209
Acquired and cancelled pursuant to normal course issuer bid (h)	—	(30,703)
As at December 31, 2022	7,765	505,954

Summary of Weighted Average Assumptions
The weighted average fair value of share options granted in the year was estimated at $17.13 per option (2021 – $10.83) at the grant date based on the Black-Scholes option-pricing model using the following assumptions:

	2022	2021
Weighted average exercise price	$45.51	$29.04
Dividend yield	1.10%	0.69%
Risk-free interest rate	1.50%	0.75%
Expected option life	6.1 years	6.3 years
Expected volatility	41%	40%
Forfeiture rate	1.43%	0.78%

Summary of Outstanding Share Options
Outstanding share options are as follows:

	2022		2021
	Share Options (in 000’s)	Weighted Average Exercise Price	Share Options (in 000’s)	Weighted Average Exercise Price
Outstanding at beginning of year	23,680	$21.12	25,250	$20.61
Granted	1,729	45.51	2,519	29.04
Exercised	(10,117)	23.16	(3,189)	16.03
Forfeited	(216)	32.26	(186)	25.43
Expired	(19)	26.75	(714)	52.86
Outstanding at end of year	15,057	$22.38	23,680	$21.12
Vested and exercisable at end of year	9,854	$19.04	16,543	$21.29

Summary of Information Relating to Share Options Outstanding
Information relating to share options outstanding at December 31, 2022, is as follows:

Outstanding Share Options (in 000’s)	Exercise Price Range	Weighted Average Remaining Life of Outstanding Options (months)
2,382	$5.34 - $13.57	37
3,301	$13.58 - $14.71	86
3,119	$14.72 - $27.29	37
3,828	$27.30 - $29.43	80
2,427	$29.44 - $50.68	94
15,057	$5.34 - $50.68	68

Summary of Exercise Price Range for Share Options
Information relating to share options outstanding at December 31, 2022, is as follows:

Outstanding Share Options (in 000’s)	Exercise Price Range	Weighted Average Remaining Life of Outstanding Options (months)
2,382	$5.34 - $13.57	37
3,301	$13.58 - $14.71	86
3,119	$14.72 - $27.29	37
3,828	$27.30 - $29.43	80
2,427	$29.44 - $50.68	94
15,057	$5.34 - $50.68	68

Summary of Outstanding Units
The outstanding Units are summarized in the following table:

(in 000’s)	2022		2021
	Outstanding	Vested	Outstanding	Vested
DSUs	2,129	2,129	2,526	2,526
RSUs	2,203	—	2,707	—
PSUs	1,072	—	1,622	—
PDSUs	227	177	185	67
	5,631	2,306	7,040	2,593

Summary of Accumulated Other Comprehensive Income (Loss)	Accumulated Other Comprehensive Income

(CAD$ in millions)	2022	2021
Accumulated other comprehensive income – beginning of year	$202	$247
Currency translation differences:
Unrealized gain (loss) on translation of foreign subsidiaries	822	(50)
Foreign exchange differences on debt designated as a hedge of our investment in foreign subsidiaries (net of taxes of $9 and $(2)) (Note 30(b))	(56)	11
	766	(39)
Gain (loss) on marketable equity and debt securities (net of taxes of $(14) and $1)	93	(6)
Share of other comprehensive income of associates and joint ventures	1	—
Remeasurements of retirement benefit plans (net of taxes of $13 and $(91))	(45)	171
Total other comprehensive income	815	126
Less remeasurements of retirement benefit plans recorded in retained earnings	45	(171)
Accumulated other comprehensive income – end of year	$1,062	$202

Summary of Basic and Diluted Earnings Per Share
The following table reconciles our basic and diluted earnings (loss) per share:

(CAD$ in millions, except per share data)	2022	2021
Net basic and diluted profit from continuing operations	$4,070	$3,170
Net basic and diluted profit (loss) attributable to non-controlling interest	(19)	47
Net basic and diluted profit attributable to shareholders of the company from continuing operations	4,089	3,123
Net basic and diluted loss attributable to shareholders of the company from discontinued operations	(772)	(255)
Total basic and diluted profit attributable to shareholders of the company	$3,317	$2,868

Weighted average shares outstanding (000’s)	526,718	532,340
Dilutive effect of share options	9,136	7,931
Weighted average diluted shares outstanding (000’s)	535,854	540,271
Earnings per share from continuing operations
Basic	$7.77	$5.87
Diluted	$7.63	$5.78
Earnings (loss) per share from discontinued operations
Basic and diluted	$(1.47)	$(0.48)
Basic earnings per share	$6.30	$5.39
Diluted earnings per share	$6.19	$5.31